Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net
5.
Property and Equipment, net

Property and equipment consisted of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Pre-production tooling	$3,094	$3,094
Machinery and equipment	191	125
Leasehold improvements	186	113
Furniture and fixtures	25	25
Exercise equipment	13	13
Total	3,509	3,370
Less: Accumulated depreciation	(3,345)	(2,926)
Total property and equipment, net	$164	$444

Depreciation expense amounted to $0.1 million and $0.2 million for each of the three months ended September 30, 2024 and 2023, respectively. Depreciation expense amounted to $0.4 million and $0.7 million for each of the nine months ended September 30, 2024 and 2023, respectively.

Note 5. Property and Equipment, net

Property and equipment, net consisted of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Pre-production tooling	$3,094	$3,094
Machinery and equipment	125	125
Leasehold improvements	113	113
Furniture and fixtures	25	25
Software and technology development asset	13	13
Total	3,370	3,370
Less: Accumulated depreciation	(2,926)	(2,044)
Total property and equipment, net	$444	$1,326

Depreciation expense amounted to $0.9 million and $1.2 million for the year ended December 31, 2023 and 2022, respectively.